Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2023
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income
13.	Accumulated Other Comprehensive Income

		Net change in
		unrealized
		(losses)/gains on
	Foreign currency	available-for-
	translation	sale debt
	difference	securities	Total
	RMB	RMB	RMB
Balances as of January 1, 2021	(1,047,728)	—	(1,047,728)
Other comprehensive loss	(1,472,172)	—	(1,472,172)
Balances as of December 31, 2021	(2,519,900)	—	(2,519,900)
Cumulative effect of accounting change	136,096	—	136,096
Balances as of January 1, 2022	(2,383,804)	—	(2,383,804)
Other comprehensive income/(loss)	5,724,208	(18,166)	5,706,042
Balances as of December 31, 2022	3,340,404	(18,166)	3,322,238
Other comprehensive income	1,332,984	68,538	1,401,522
Balances as of December 31, 2023	4,673,388	50,372	4,723,760
Balances as of December 31, 2023 (US$)	658,233	7,095	665,328

The income tax effects related to the accumulated other comprehensive income were insignificant for all periods presented.